Goodwill And Intangible Assets (Amortization Expense In Future Periods) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 11,506
2018	10,873
2019	10,285
2020	10,068
2021	9,506
Thereafter	61,948
Future amortization expense total	$ 114,186